Inventories, Net - Schedule of Movement of Provision for Inventories (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Movement of Provision for Inventories [Abstract]
Balance at beginning of year	$ 90,853	$ 196,151
Current period addition	25,427	93,978
Charge off	(68,345)	(53,625)
Decrease from disposal of Tianjin Dilang		(144,200)
Foreign currency translation adjustment	2,462	(1,451)
Balance at the end of year	$ 50,397	$ 90,853